Commitments and Contingencies Environmental Compliance (Detail) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) bbl Release	Dec. 31, 2014 USD ($) Release	Sep. 15, 2015 USD ($)	May. 06, 2015 bbl
Site Contingency [Line Items]
Loss Contingency, Range of Possible Loss, Maximum				$ 1.1
Fort Berthold Indian Reservation
Site Contingency [Line Items]
Site Contingency, Loss Exposure, Number of Releases of Produced Water | Release		3	3
Site Contingency, Loss Exposure, Release of Produced Water | bbl		28,000			5,200
Accrual for Environmental Loss Contingencies	$ 1.7	$ 1.7	$ 1.1
Site Contingency, Loss Exposure in Excess of Accrual, Low Estimate	1.7	1.7
Site Contingency, Loss Exposure in Excess of Accrual, High Estimate	$ 3.5	$ 3.7